Loans (Details) - Schedule of future maturities of the long-term loan	Dec. 31, 2022 USD ($)
Schedule of Future Maturities of The Long Term Loan [Abstract]
2023	$ 2,899,265
2024	2,899,265
2025	4,348,898
Total	$ 10,147,428